1875 K Street, N.W. Washington, DC 20006-1238

Tel: 202 303 1000 Fax: 202 303 2000
April 29, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Gabelli Equity Trust Inc. Investment Company Act File No. 811-04700
Ladies and Gentlemen:
          On behalf of The Gabelli Equity Trust Inc. (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission the Fund’s Registration Statement on Form N-2.
          Any questions or comments on the Registration Statement should be directed to the undersigned at (202) 303-1000.
Very truly yours,

/s/ Ryan P. Brizek Ryan P. Brizek
Enclosures

cc:	Bruce N. Alpert, The Gabelli Equity Trust Inc.
Agnes Mullady, The Gabelli Equity Trust Inc.
Carter W. Austin, The Gabelli Equity Trust Inc.
Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP
New York  Washington  Paris  London  Milan  Rome  Frankfurt  Brussels
in alliance with Dickson Minto W.S., London and Edinburgh